Advertising (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Advertising [Abstract]
Advertising costs amount	$ 0	$ 26,615	$ 135,436	$ 99,241